Debt ($1,450 million senior secured credit facility) (Details) - USD ($)		12 Months Ended
	Mar. 20, 2013	Dec. 31, 2016	Dec. 31, 2015	Nov. 04, 2014	Mar. 31, 2014
Debt Instrument [Line Items]
Debt outstanding		$ 3,487,100,000	$ 3,592,300,000
$1,450 Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt outstanding		694,800,000
$1,450 Senior Secured Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		1,450,000,000
Debt outstanding		342,400,000	$ 382,600,000
$1,450 Senior Secured Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)	0.75%
Guarantee fee (as percent)	1.50%
$1,450 Senior Secured Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)	1.20%
$1,450 Senior Secured Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)	3.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Assets pledged as collateral		$ 3,700,000,000
Revolving Credit Facility | $1,450 Senior Secured Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,450,000,000
Long-term line of credit				$ 433,000,000	$ 443,000,000
Variable rate basis on debt issuance		LIBOR
Facility subject to guarantee benefits				$ 307,400,000
Balloon payment to be paid		$ 40,880,000
Period remaining until refinancing	5 years
Assets pledged as collateral		$ 706,500,000